Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus p
erf
ormance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information regarding executive pay and performance. The table below shows, for each applicable fiscal year, total compensation (“Summary Compensation Total” or “SCT Total”) as reported in the Summary Compensation Table and “compensation actually paid” (“CAP”) for our principal executive officer (“PEO”) and as an average of all of our other named executive officers
(“Non-PEO
NEOs”). Both SCT Total pay and CAP are calculated in accordance with the requirements of Regulation
S-K
and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay. See “Compensation Discussion and Analysis” for a discussion of the Compensation Committee’s decisions regarding the compensation of our named executive officers.
The table below also shows (i) the company’s cumulative total shareholder return (“TSR”) (ii) the TSR of the S&P 1500 Steel
Sub-Industry
Index, which we have used as our peer group for purposes of disclosure in the table below, (iii) the company’s net income for the applicable fiscal year and (iv) the company’s performance with respect to a “company-selected measure” (“CSM”) which in our assessment represents the single most important financial performance metric used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the company’s performance. We selected Adjusted EBITDA as the CSM required for disclosure in the table below.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4)	Company Selected Measure: Adjusted EBITDA (5)
					TSR (3)	S&P 1500 Steel TSR (3)
2022	$4,604,190	$6,379,938	$1,283,726	$1,528,508	$231.17	$204.07	$65,100,000	$172,200,000
2021	$7,161,838	$19,694,478	$1,306,702	$2,557,052	$209.92	$171.34	$171,000,000	$245,900,000
2020	$1,873,734	$1,152,712	$1,249,058	$908,748	$59.41	$103.24	$(61,900,000)	$38,000,000

(1)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
CAP is calculated by beginning with the SCT Total as reported in the Summary Compensation Table (the “SCT”) for the applicable fiscal year, then (a) subtracting the grant date fair value of awards reported in the Stock Awards column of the SCT, (b) subtracting the grant date fair value of awards reported in the Option Awards column of the SCT, (c) subtracting the aggregate change in the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings colum
n
of the SCT, (d) adding the change in fair value of stock and option awards for the applicable fiscal year and (e) adding the service cost and prior service cost for all defined benefit plans for the applicable fiscal year.

For purposes of determining CAP, fair value amounts for Stock Awards and Option Awards were calculated in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP, including the use of a lattice valuation model, the Monte Carlo simulation, to value performance shares. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Neither of the individuals serving as PEO during the years covered by the table participated in any defined benefit pension plan sponsored by the company.

For 2022 and 2021, Michael S. Williams is included in the table as PEO, and for 2020, Terry L. Dunlap is included in the table as PEO. The following is a reconciliation of SCT Total and CAP for the PEO for each of the applicable fiscal years.

PEO Summary: Reconciliation of SCT Total and CAP
Year	SCT Total	Subtract Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Add Change in Fair Value of Stock Awards and Option Awards(i)	CAP
2022	$4,604,190	$(3,161,442)	$4,937,190	$6,379,938
2021	$7,161,838	$(4,593,890)	$17,126,530	$19,694,478
2020	$1,873,734	$(108,456)	$(612,566)	$1,152,712

(i) PEO Detail: Change in Fair Value of Stock and Option Awards

Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2022	$2,917,572	$0	$2,019,618	$0	$0	$0	$4,937,190
2021	$17,126,530	$0	$0	$0	$0	$0	$17,126,530
2020	$0	$96,291	$0	$(708,857)	$0	$0	$(612,566)

(2)
CAP for the
Non-PEO
NEOs was calculated in the same manner as described in footnote 1 above for the PEO, except the amounts were averaged for each fiscal year. The
Non-PEO
NEOs whose average SCT Total and average CAP amounts are included in the table are:

2022: Kristopher R. Westbrooks, Kristine C. Syrvalin and Kevin A. Raketich
2021: Kristopher R. Westbrooks, Kristine C. Syrvalin, Kevin A. Raketich, William P. Bryan and Thomas D. Moline
2020: Kristopher R. Westbrooks, Frank A. DiPiero, William P.
Bryan
and Thomas D. Moline
The following is a reconciliation of average SCT Total and average CAP for the
Non-PEO
NEOs for each of the applicable fiscal years.

Non-PEO NEOs Summary: Reconciliation of SCT Total and CAP

Year	Average SCT Total	Subtract Average Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards and Option Awards(i)	Add Average Service Cost and Prior Service Cost for Pension Plans(ii)	Average CAP
2022	$1,283,726	$(724,408)	$0	$969,190	$0	$1,528,508
2021	$1,306,702	$(432,786)	$(59,772)	$1,742,908	$0	$2,557,052
2020	$1,249,058	$(409,495)	$(113,000)	$164,051	$18,134	$908,748

(i) Non-PEO NEOs Detail: Average Change in Fair Value of Stock and Option Awards

Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2022	$668,528	$0	$242,279	$58,383	$0	$0	$969,190
2021	$775,224	$0	$631,273	$336,411	$0	$0	$1,742,908
2020	$237,521	$67,149	$8,208	$(148,827)	$0	$0	$164,051

(ii) Non-PEO NEOs Detail: Average Pension Plan Adjustment

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Adjustment Included in CAP
2022	$0	$0	$0
2021	$0	$0	$0
2020	$18,134	$0	$18,134

(3)
Our TSR represents the cumulative investment return of an initial fixed $100 investment in the company’s common stock on December 31, 2019, assuming reinvestment of all dividends. The company’s TSR as reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P 1500 Steel
Sub-Industry
Index on December 31, 2019, assuming reinvestment of all dividends.

(4)	Represents net income determined in accordance with GAAP and as reported in our Form 10-K for the applicable fiscal year.

(5)
Represents our Adjusted EBITDA for the applicable fiscal year. We chose Adjusted EBITDA as the CSM for purposes of the table above because we determined that it was the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the Company’s performance. Adjusted EBITDA is a non-GAAP
measure. For more information about how we calculate Adjusted EBITDA, please see Appendix A to this proxy statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
CAP for the
Non-PEO
NEOs was calculated in the same manner as described in footnote 1 above for the PEO, except the amounts were averaged for each fiscal year. The
Non-PEO
NEOs whose average SCT Total and average CAP amounts are included in the table are:

2022: Kristopher R. Westbrooks, Kristine C. Syrvalin and Kevin A. Raketich
2021: Kristopher R. Westbrooks, Kristine C. Syrvalin, Kevin A. Raketich, William P. Bryan and Thomas D. Moline
2020: Kristopher R. Westbrooks, Frank A. DiPiero, William P.
Bryan
and Thomas D. Moline

Peer Group Issuers, Footnote [Text Block]	Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P 1500 Steel Sub-Industry Index on December 31, 2019, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 4,604,190	$ 7,161,838	$ 1,873,734
PEO Actually Paid Compensation Amount	$ 6,379,938	19,694,478	1,152,712
Adjustment To PEO Compensation, Footnote [Text Block]

For 2022 and 2021, Michael S. Williams is included in the table as PEO, and for 2020, Terry L. Dunlap is included in the table as PEO. The following is a reconciliation of SCT Total and CAP for the PEO for each of the applicable fiscal years.

PEO Summary: Reconciliation of SCT Total and CAP
Year	SCT Total	Subtract Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Add Change in Fair Value of Stock Awards and Option Awards(i)	CAP
2022	$4,604,190	$(3,161,442)	$4,937,190	$6,379,938
2021	$7,161,838	$(4,593,890)	$17,126,530	$19,694,478
2020	$1,873,734	$(108,456)	$(612,566)	$1,152,712

(i) PEO Detail: Change in Fair Value of Stock and Option Awards

Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2022	$2,917,572	$0	$2,019,618	$0	$0	$0	$4,937,190
2021	$17,126,530	$0	$0	$0	$0	$0	$17,126,530
2020	$0	$96,291	$0	$(708,857)	$0	$0	$(612,566)

Non-PEO NEO Average Total Compensation Amount	$ 1,283,726	1,306,702	1,249,058
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,528,508	2,557,052	908,748
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following is a reconciliation of average SCT Total and average CAP for the
Non-PEO
NEOs for each of the applicable fiscal years.

Non-PEO NEOs Summary: Reconciliation of SCT Total and CAP

Year	Average SCT Total	Subtract Average Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards and Option Awards(i)	Add Average Service Cost and Prior Service Cost for Pension Plans(ii)	Average CAP
2022	$1,283,726	$(724,408)	$0	$969,190	$0	$1,528,508
2021	$1,306,702	$(432,786)	$(59,772)	$1,742,908	$0	$2,557,052
2020	$1,249,058	$(409,495)	$(113,000)	$164,051	$18,134	$908,748

(i) Non-PEO NEOs Detail: Average Change in Fair Value of Stock and Option Awards

Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2022	$668,528	$0	$242,279	$58,383	$0	$0	$969,190
2021	$775,224	$0	$631,273	$336,411	$0	$0	$1,742,908
2020	$237,521	$67,149	$8,208	$(148,827)	$0	$0	$164,051

(ii) Non-PEO NEOs Detail: Average Pension Plan Adjustment

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Adjustment Included in CAP
2022	$0	$0	$0
2021	$0	$0	$0
2020	$18,134	$0	$18,134

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph illustrates, for the period disclosed in the table above:
(a) the relationship between (i) CAP of the PEO and average CAP of the
Non-PEO
NEOs, and (ii) the company’s TSR; and
(b) the relationship between (i) the company’s TSR and (ii) the TSR of the peer group.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph illustrates, for the period disclosed in the table above, the relationship between (a) CAP of the PEO and average CAP of the Non-PEO NEOs, and (b) the company’s net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph illustrates, for the period disclosed in the table above, the relationship between (a) CAP of the PEO and average CAP of the Non-PEO NEOs, and (b) the CSM, Adjusted EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]
The following graph illustrates, for the period disclosed in the table above:
(a) the relationship between (i) CAP of the PEO and average CAP of the
Non-PEO
NEOs, and (ii) the company’s TSR; and
(b) the relationship between (i) the company’s TSR and (ii) the TSR of the peer group.

Tabular List [Table Text Block]

Most Important Performance Measures

Financial measures

Adjusted EBITDA

Adjusted operating cash flow

Relative total shareholder return

Non-financial measures

Safety

Total Shareholder Return Amount	$ 231.17	209.92	59.41
Peer Group Total Shareholder Return Amount	204.07	171.34	103.24
Net Income (Loss)	$ 65,100,000	$ 171,000,000	$ (61,900,000)
Company Selected Measure Amount	172,200,000	245,900,000	38,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure. For more information about how we calculate Adjusted EBITDA, please see Appendix A to this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Michael S Williams [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Michael S. Williams	Michael S. Williams
Terry L Dunlap [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Terry L. Dunlap
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ 2,917,572	$ 17,126,530	$ 0
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	2,019,618	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	96,291
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	(708,857)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	0
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,161,442)	(4,593,890)	(108,456)
PEO [Member] | Change in Fair Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,937,190	17,126,530	(612,566)
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	18,134
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	668,528	775,224	237,521
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	242,279	631,273	8,208
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	67,149
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	58,383	336,411	(148,827)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	0	0	0
Non-PEO NEO [Member] | Average Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(724,408)	(432,786)	(409,495)
Non-PEO NEO [Member] | Average Change in Pension Value as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(59,772)	(113,000)
Non-PEO NEO [Member] | Average Change in Fair Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	969,190	1,742,908	164,051
Non-PEO NEO [Member] | Average Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 18,134